Annual Operating Expenses - FidelityNASDAQCompositeIndexETF-PRO - FidelityNASDAQCompositeIndexETF-PRO - Fidelity Nasdaq Composite Index ETF - Fidelity Nasdaq Composite Index ETF	Jan. 29, 2025
Operating Expenses:
Management fee	0.21%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.21%